Prospectus Supplement                                              221951  1/05
dated January 19, 2005 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?", the table entries with respect to Putnam VT Global Equity Fund and Putnam VT International Growth and Income Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:


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PUTNAM VT GLOBAL EQUITY FUND
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Global Core Team
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Portfolio leader       Since    Experience
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Shigeki Makino         2002     2000-Present           Putnam Management
                                Prior to Aug. 2000     Fidelity Investments
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Portfolio members      Since    Experience
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Mark A. Bogar          2002     1998-Present           Putnam Management
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Josh H. Brooks         2004     2003-Present           Putnam Management
                                Prior to Apr. 2003     Delaware Investments
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David E. Gerber        2003     1996-Present           Putnam Management
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Bradford S. Greenleaf  2005     2004-Present           Putnam Management
                                Prior to Oct. 2003     Independence Investments
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PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
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International Value Team
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Portfolio leader       Since    Experience
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Pamela R. Holding      2004     1995-Present           Putnam Management
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Portfolio members      Since    Experience
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J. Frederick Copper    2005     2001-Present           Putnam Management
                                Prior to Feb. 2001     Wellington Management
                                                       Company LLP
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George W. Stairs       1997     1994-Present           Putnam Management
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